INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Income tax(payable) recovery at statutory rate of 21%	$ 356,476	$ 21,235
Valuation allowance change	(356,476)	(21,235)
Provision for income taxes	$ 0	$ 0